DISTRIBUTION EXPENSES (Schedule of Distribution Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of distribution expenses [Abstract]
Labor and related	$ 1,502	$ 1,335	$ 998
Call center	992	728	781
Processing fees	4,341	3,962	2,207
Other	3,054	660	266
Total	$ 9,889	$ 6,685	$ 4,252